OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2017
Disclosure of intangible assets [text block] [Abstract]
Disclosure of intangible assets [text block]

NOTE 25: OTHER INTANGIBLE ASSETS

			Purchased	Customer-	Capitalised
		Core deposit	credit card	related	software
	Brands	intangible	relationships	intangibles	enhancements	Total
	£m	£m	£m	£m	£m	£m
Cost:
At 1 January 2016	596	2,770	315	538	1,814	6,033
Additions	–	–	–	–	463	463
Disposals	–	–	–	–	(110)	(110)
At 31 December 2016	596	2,770	315	538	2,167	6,386
Acquisition of businesses (note 22)	–	–	702	–	–	702
Additions	–	–	–	–	850	850
Disposals	–	–	–	–	(77)	(77)
At 31 December 2017	596	2,770	1,017	538	2,940	7,861
Accumulated amortisation:
At 1 January 2016	149	2,460	309	472	805	4,195
Charge for the year	22	297	2	27	234	582
Disposals	–	–	–	–	(72)	(72)
At 31 December 2016	171	2,757	311	499	967	4,705
Charge for the year	22	13	44	20	293	392
Disposals	–	–	–	–	(71)	(71)
At 31 December 2017	193	2,770	355	519	1,189	5,026
Balance sheet amount at 31 December 2017	403	–	662	19	1,751	2,835
Balance sheet amount at 31 December 2016	425	13	4	39	1,200	1,681

Included within brands above are assets of £380 million (31 December 2016: £380 million) that have been determined to have indefinite useful lives and are not amortised. These brands use the Bank of Scotland name which has been in existence for over 300 years. These brands are well established financial services brands and there are no indications that they should not have an indefinite useful life.

The additional £702 million of purchased credit card relationships in the year ended 31 December 2017 have arisen from the acquisition of MBNA (see note 22) and represent the benefit of recurring income generated from the portfolio of credit cards purchased.